SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)	12 Months Ended
	Nov. 30, 2018 USD ($) Contract	Nov. 30, 2017 USD ($)
Accounting Policies [Abstract]
Cash and cash equivalents | $	$ 21,019	$ 11,737
Number of labor contract to unrelated third party | Contract	1
Percentage of revenues from one customer	100.00%